Fixed assets - Dismantling provision - Reconciliation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fixed assets
Dismantling provision in the opening balance	€ 897	€ 901	€ 827
Discounting with impact on income statement	36	11	2
Utilizations without impact on income statement	(20)	(18)	(12)
Changes in provision with impact on assets	(221)	3	79
Translation adjustment	(5)		(10)
Reclassifications and other items	10		16
Dismantling provision in the closing balance	€ 696	€ 897	€ 901